Stock-Based Compensation (Details) - USD ($)		12 Months Ended
	May 31, 2023	May 31, 2024
Stock-based Compensation [Abstract]
Granted stock options	585,230	100,000
Stock-based compensation expenses	$ 55	$ 66
Stock options issued	$ 0.2	$ 0.59